COMMON SHARES (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
COMMON SHARES
Common shares, shares authorized	800,000,000		1,000,000,000	800,000,000	800,000,000
Common shares, par value	$ 0		$ 0	$ 0	$ 0	$ 0
Shares issued during period	99,285,640			130,127,050
Issuance of common shares			$ 0	$ 272,729,028	$ 41,495,212
Total consideration	$ 41,495,212		$ 393,026	$ 290,000,000	44,999,330
Shares repurchase (in shares)			2,567,640	30,904,110
Value of shares repurchased			$ 1,553,878	$ 18,446,119
Amount authorized for share repurchase				50,000,000
Common stock issued from Share option plan			$ 393,026	$ 31,226	$ 484,038
Common shares, shares issued	582,258,622		651,121,762	717,316,622	582,258,622
Several Institutional Investors
COMMON SHARES
Shares issued during period				125,000,000
Common shares, shares issued				5,127,050
ReneSola Singapore
COMMON SHARES
Common shares, par value		$ 0
Shares repurchase (in shares)		70,000,000
Value of shares repurchased		$ 42,123,829
Stock repurchased including commission fee		$ 123,829
Common shares, shares issued			651,121,762
Minimum
COMMON SHARES
Common shares, shares authorized						800,000,000
Maximum
COMMON SHARES
Common shares, shares authorized						1,000,000,000